Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Debentures
Schedule of Repayment of principal and interest
Repayment of principal and interest (US$):	US$	CDN$1.
2024	$255,000	$337,355
2025	2,740,000	3,624,910
Total principal and interest payments	2,995,000	3,962,265
Less interest	(445,000)	(588,717)
Less Debt issuance costs	(13,273)	(17,559)
Net principal remaining	2,536,727	3,355,989
Current portion of convertible debentures	1,400,000	1,842,566
Non-current portion of convertible debentures	1,136,727	1,513,423